Portfolio of Investments
Columbia Emerging Markets Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.6%
Issuer	Shares	Value ($)
Argentina 0.3%
MercadoLibre, Inc.(a)	7,078	4,109,345
Brazil 11.6%
Afya Ltd., Class A(a)	220,941	6,084,715
Arco Platform Ltd., Class A(a)	161,915	6,962,345
B3 SA - Brasil Bolsa Balcao	491,000	5,516,893
BK Brasil Operacao e Assessoria a Restaurantes SA	3,993,900	15,829,568
C&A Modas Ltd.(a)	1,875,700	7,376,622
IRB Brasil Resseguros SA	467,400	4,107,980
Itaú Unibanco Holding SA, ADR	2,772,800	22,570,592
Linx SA	637,700	4,720,580
Localiza Rent a Car SA	1,088,402	11,396,382
Lojas Renner SA	549,340	6,719,966
Magazine Luiza SA	868,800	9,269,362
Notre Dame Intermedica Participacoes SA	642,600	8,566,583
Pagseguro Digital Ltd., Class A(a)	183,960	6,243,602
Petrobras Distribuidora SA	1,475,500	9,737,457
Petroleo Brasileiro SA, ADR	1,592,735	23,460,986
Stone Co., Ltd., Class A(a)	194,585	7,974,093
Total		156,537,726
Canada 0.7%
Parex Resources, Inc.(a)	652,110	9,632,160
China 28.4%
58.Com, Inc., ADR(a)	125,859	7,742,846
Alibaba Group Holding Ltd., ADR(a)	497,827	99,565,400
BeiGene Ltd., ADR(a)	74,949	15,236,382
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Cement Holdings Ltd.	12,272,000	14,702,874
CNOOC Ltd.	9,598,000	13,932,747
Country Garden Services Holdings Co., Ltd.	1,003,000	3,245,297
Ctrip.com International Ltd.(a)	172,242	5,725,324
GDS Holdings Ltd., ADR(a)	76,496	3,581,543
HUYA, Inc. ADR(a)	140,515	2,964,867
Kingdee International Software Group Co., Ltd.	5,726,000	5,675,284
Kweichow Moutai Co., Ltd., Class A	40,348	6,483,430
Midea Group Co., Ltd., Class A	1,161,153	8,977,646
Common Stocks (continued)
Issuer	Shares	Value ($)
NetEase, Inc., ADR	61,638	19,435,694
New Oriental Education & Technology Group, Inc., ADR(a)	68,828	8,333,694
Ping An Insurance Group Co. of China Ltd., Class H	2,408,000	27,343,581
Shenzhou International Group Holdings Ltd.	933,000	12,299,247
TAL Education Group, ADR(a)	262,796	11,631,351
Tencent Holdings Ltd.	1,909,900	80,588,526
Tencent Music Entertainment Group, ADR(a)	760,353	9,451,188
Wuliangye Yibin Co., Ltd., Class A	212,023	3,850,751
WuXi AppTec Co., Ltd., Class H	715,680	8,306,227
Wuxi Biologics Cayman, Inc.(a)	1,199,000	13,548,418
Total		382,622,318
Hong Kong 3.2%
AIA Group Ltd.	1,464,400	14,654,554
Galaxy Entertainment Group Ltd.	1,914,000	12,533,527
Melco Resorts & Entertainment Ltd., ADR	157,433	3,350,174
Techtronic Industries Co., Ltd.	1,675,500	12,592,847
Total		43,131,102
Hungary 1.6%
OTP Bank Nyrt	339,876	15,984,850
Richter Gedeon Nyrt	261,293	5,004,845
Total		20,989,695
India 13.0%
Apollo Hospitals Enterprise Ltd.	405,314	8,139,047
Asian Paints Ltd.	500,739	11,903,800
AU Small Finance Bank Ltd.	521,290	5,983,084
Avenue Supermarts Ltd.(a)	230,751	5,854,505
Bajaj Finance Ltd.	119,258	6,761,696
Balkrishna Industries Ltd.	619,122	7,988,246
Eicher Motors Ltd.	36,230	11,539,439
HDFC Asset Management Co., Ltd.	191,154	9,416,568
HDFC Bank Ltd., ADR	419,994	25,934,629
HDFC Life Insurance Co., Ltd.	1,144,623	9,110,544
Indraprastha Gas Ltd.	1,497,979	8,631,502
Jubilant Foodworks Ltd.	634,709	14,305,904
Maruti Suzuki India Ltd.	50,195	5,068,866
Petronet LNG Ltd.	2,285,927	8,645,253
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Emerging Markets Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Reliance Industries Ltd.	1,339,976	28,942,884
Tech Mahindra Ltd.	699,091	7,416,719
Total		175,642,686
Indonesia 5.0%
PT Ace Hardware Indonesia Tbk	71,267,400	7,983,161
PT Bank Central Asia Tbk	11,331,700	25,218,297
PT Bank Rakyat Indonesia Persero Tbk	72,161,900	20,906,696
PT Pakuwon Jati Tbk	160,903,400	6,446,204
PT Telekomunikasi Indonesia Persero Tbk	25,309,800	7,031,068
Total		67,585,426
Luxembourg 0.4%
Ternium SA, ADR	278,941	6,013,968
Mexico 0.8%
Grupo Financiero Banorte SAB de CV, Class O	2,003,100	10,590,409
Panama 0.8%
Copa Holdings SA, Class A	107,421	11,199,713
Peru 1.1%
Credicorp Ltd.	72,229	15,254,043
Philippines 1.3%
Ayala Land, Inc.	20,084,900	17,979,832
Poland 0.8%
Dino Polska SA(a)	297,929	10,270,833
Russian Federation 5.0%
Detsky Mir PJSC	3,393,890	4,990,541
Lukoil PJSC, ADR	187,871	17,923,281
Mail.ru Group Ltd., GDR(a),(d)	405,164	8,184,313
Sberbank of Russia PJSC, ADR	809,745	11,851,245
TCS Group Holding PLC, GDR(d)	447,095	8,226,548
Yandex NV, Class A(a)	394,876	16,572,946
Total		67,748,874
South Africa 4.1%
AVI Ltd.	1,092,276	6,473,658
Bidvest Group Ltd. (The)	413,662	5,724,375
Capitec Bank Holdings Ltd.	95,555	9,238,819
Clicks Group Ltd.	219,159	3,736,010
Naspers Ltd., Class N	207,252	29,529,735
Total		54,702,597
Common Stocks (continued)
Issuer	Shares	Value ($)
South Korea 8.0%
KB Financial Group, Inc.	201,426	7,869,979
NAVER Corp.	23,919	3,490,769
Pearl Abyss Corp.(a)	32,816	5,154,642
Samsung Electro-Mechanics Co., Ltd.	71,662	6,746,577
Samsung Electronics Co., Ltd.	1,231,103	52,628,280
SK Hynix, Inc.	276,978	19,060,455
SK Innovation Co., Ltd.	64,317	7,993,567
SK Telecom Co., Ltd.	24,201	5,034,023
Total		107,978,292
Taiwan 6.8%
ASMedia Technology, Inc.	338,000	6,281,650
MediaTek, Inc.	742,000	10,251,192
Silergy Corp.	326,000	9,484,694
Taiwan Semiconductor Manufacturing Co., Ltd.	6,055,048	60,905,701
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	79,182	4,203,772
Total		91,127,009
Thailand 2.7%
Mega Lifesciences PCL, Foreign Registered Shares	4,650,400	4,698,806
Muangthai Capital PCL, Foreign Registered Shares	8,946,500	17,821,964
Srisawad Corp., PCL, Foreign Registered Shares	2,238,610	4,649,344
Tisco Financial Group PCL, Foreign Registered Shares	2,772,900	8,945,057
Total		36,115,171
Total Common Stocks (Cost $830,702,522)		1,289,231,199

Preferred Stocks 2.7%
Issuer	Shares	Value ($)
Brazil 1.7%
Azul SA(a)	859,900	10,675,377
Cia Brasileira de Distribuicao	293,600	5,521,513
Lojas Americanas SA	1,290,900	6,753,770
Total		22,950,660
South Korea 1.0%
Samsung Electronics Co., Ltd.	399,050	13,835,456
Total Preferred Stocks (Cost $26,670,363)		36,786,116

The accompanying Notes to Portfolio of Investments are an integral part of this statement.
2	Columbia Emerging Markets Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Emerging Markets Fund, November 30, 2019 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(e),(f)	23,661,301	23,661,301
Total Money Market Funds (Cost $23,660,262)		23,661,301
Total Investments in Securities (Cost $881,033,147)		1,349,678,616
Other Assets & Liabilities, Net		(1,376,307)
Net Assets		$1,348,302,309
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $16,410,861, which represents 1.22% of total net assets.
(e)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	31,144,946	56,162,696	(63,646,341)	23,661,301	(43)	1,039	103,674	23,661,301
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
The accompanying Notes to Portfolio of Investments are an integral part of this statement.
Columbia Emerging Markets Fund | Quarterly Report 2019	3